Consolidated Statements of Financial Position (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Ordinary Shares, par value (in Dollars per share)	$ 0.09	$ 0.09
Ordinary Shares, authorized	2,000,000,000	2,000,000,000
Ordinary Shares, issued	13,579,032	9,103,924
Ordinary Shares, outstanding	13,579,032	9,103,924